PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a)Principal Activities

YXT.COM Group Holding Limited (“the Company”) (formerly known as Unicentury Group Holding Limited) was incorporated under the laws of the Cayman Islands in January 2017, as an exempted company with limited liability. In June 2021, the Company was renamed to YXT.COM Group Holding Limited.

The Company, through its subsidiaries, consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”), conducts its operation in China. The Group’s platform has innovated a SaaS model, which integrates software and content, effectively assisting customers in the digital transformation of corporate learning. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).

(b)History of the Group and Basis of Presentation for the Reorganization and Latest Development of the Organization

Prior to the incorporation of the Company and starting in November 2011, the Group commenced its initial operations through Radnova Intelligence Technology Co., Ltd. (formerly known as Jiangsu Radnova Intelligence Technology Co., Ltd. and Jiangsu Yunxuetang Network Technology Co., Ltd.) (“Radnova Intelligence”) by Xiaoyan Lu (the “Founder”) and other three founding individuals. After a series of agreements, Radnova Intelligence was owned by Xiaoyan Lu and other eight founding individuals (collectively, the “Initial Ordinary Shareholder”) by January 2017. After the Company was established in Cayman Island in January 2017, YXT.COM (HK) Limited (“YXT HK”) was incorporated in Hong Kong SAR (“Hong Kong”) as a wholly owned subsidiary of the Company, and Yunxuetang Information Technology (Jiangsu) Co., Ltd. (“the WFOE”) was established as a wholly owned subsidiary of YXT HK in the PRC. The Group then entered into a series of contractual arrangements among the WFOE, Radnova Intelligence and Radnova Intelligence’s shareholders in October 2017 (the “Reorganization”). The principal term of these contractual agreements is discussed below. Radnova Intelligence became the variable interest entity of the Group (the “VIE”) as these contractual agreements provided the Group (i) with the power to direct activities of the VIE that most significantly affected its economic performance and (ii) received the economic benefits from the VIE that could be significant to them and as such the Group is the primary beneficiary and consolidates the VIE for financial reporting. After the completion of this transaction, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs. As the shareholders of the Company and Radnova Intelligence were mirrored with the same ownership immediately before and after the Reorganization, the Reorganization was determined to be a recapitalization and accounted for in a manner of a common ownership transaction. Accordingly, the accompanying consolidated financial statements were prepared as if the current corporate structure has been in existence since the incorporation of Radnova Intelligence. In 2018, 2020 and 2024, the VIE agreements were amended or restated, which amended the VIE’s shareholders list and equity interest of each shareholder as a result of the change in registered share capital of the VIE. Rights and obligations, clause, and terms regarding VIE accounting and consolidation basis remained substantially the same.

On June 24, 2020, the Company completed acquisition of the 60% outstanding shares, including preferred shares and common shares, of CEIBS Publishing Group Limited(the “CEIBS PG”). CEIBS PG, its subsidiary and its consolidated variable interest entities (together “CEIBS Publishing Group”) offer corporate learning solution through providing online learning content and offline training courses in the PRC. Since the completion of this acquisition, the Group had historically consolidated CEIBS Publishing Group. Until January 15, 2024, the Hong Kong International Arbitration Center (the “HKIAC Arbitration”) tribunal concluded and issued their final decision on the CEIBS arbitration case, resulting in the deconsolidation of CEIBS Publishing Group in January 2024. In January 2025, the High Court of Hong Kong dismissed the Company’s application to set aside the partial final award. Refer to Deconsolidation of CEIBS Publishing Group (Note 4) for additional details on the impact to the Group’s consolidated financial statements.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(b)History of the Group and Basis of Presentation for the Reorganization and Latest Development of the Organization (continued)

As of December 31, 2025, the Company’s principal subsidiary is as follow:

	Place of	Date of incorporation	Percentage of direct	Establish or
Name of subsidiary	incorporation	or acquisition	or indirect ownership	acquired	Principal activities
Yunxuetang Information Technology (Jiangsu) Co., Ltd.	Suzhou	August 8, 2017	100%	Established	Technology development

As of December 31, 2025, the Company’s principal VIE and VIE’s subsidiaries are as follow:

	Place of	Date of incorporation	Percentage of	Establish or
Name of VIE and VIE’s subsidiaries	incorporation	or acquisition	economic interest	acquired	Principal activities
Radnova Intelligence Technology Co., Ltd. (formerly known as Jiangsu Radnova Intelligence Technology Co., Ltd. and Jiangsu Yunxuetang Network Technology Co., Ltd.)	Suzhou	December 22, 2011	100%	Established	Technology development and sales of SaaS platform
Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly “Beijing Yunxuetang Network Technology Co., Ltd.”)	Beijing	August 21, 2012	100%	Established	Technology development and sales of SaaS platform
Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly “Suzhou Xuancai Network Technology Co., Ltd”)	Suzhou	September 25, 2015	100%	Established	Technology development and sales of SaaS platform

(c)Consolidated Variable Interest Entities

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps, websites and other restricted businesses in the PRC through PRC domestic companies and its subsidiaries, whose equity interests are held by certain entities and individuals including management members of the Company (“Nominee Shareholders”). Unrecognized revenue generating assets mainly include trademarks, licenses, patent and domain names, majority of which were held by VIEs and not recognized on VIEs’ standalone financial statements. Recognized revenue generating assets mainly included electronic equipment recorded in property, equipment, and software, while certain licenses and domain names were recognized as intangible assets. The Company entered into a series of contractual arrangements with such PRC domestic companies and its respective Nominee Shareholders, which provided the Company with substantially all of the economic benefits from such PRC domestic companies. Management concluded that such PRC domestic companies are VIE of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated financial results of such PRC domestic companies and its subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIE, the Nominee Shareholders and the WFOE are further described below.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(c)Consolidated Variable Interest Entities (continued)

Exclusive Call Option Agreements

Pursuant to the exclusive call option agreement, the Nominee Shareholders of the VIE have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the equity interests in the VIE (the “Target Equity”) from the Nominee Shareholders at any time. The total transfer price for the Target Equity shall be subject to the lowest price permitted by PRC laws and regulations. The VIE and its Nominee Shareholders have agreed that without prior written consent of the WFOE, the Nominee Shareholders or the VIE shall not sell, transfer, pledge or dispose of any of the Target Equity, assets, or the revenue or business in the VIE. In addition, the VIE covenants that it shall not declare any dividend or change capitalization structure of the VIE or enter into any loan or investment agreements without WFOE’s prior written consent.

Power of Attorney

Pursuant to the Power of Attorney, each of the Nominee Shareholders appointed the WFOE or its designee(s) as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings and signing on their behalf on the resolutions, voting on their behalf on all matters requiring shareholder approval, including but not limited to the appointment and removal of legal representative, directors and senior management, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholders. The power of attorney will remain effective for a given Nominee Shareholder until such shareholder ceases to be a shareholder of the VIE.

Exclusive Technology, Consulting and Service Agreement

Pursuant to the exclusive technology consulting and service agreement, the WFOE has agreed to provide to the VIE services, including, but not limited to, product development and research, website design, design, installation, commissioning and maintenance of computer networks system, database support and software service, economic and technology information consulting. The VIE shall pay to the WFOE service fees quarterly for an amount equal to 100% of its pre-tax profit, and the amount shall not be deducted or set-off unless mutually agreed by VIE and WFOE. The agreement remains effective until VIE dissolves in accordance with PRC laws, unless WFOE early terminates the agreement by delivering a prior written notice.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreement, the Nominee Shareholders of the VIE have pledged 100% equity interests in VIE to the WFOE to guarantee Nominee Shareholders and WFOE’s fulfillment of obligations under the above agreements, including the payment of service fees by the VIE of its obligations under the exclusive technology consulting and service agreement. The equity interest pledge shall not be released until Nominee Shareholders and WFOE have fulfilled all the obligations under the above agreements and WFOE has recognized in writing, unless otherwise expressly approved by WFOE in writing. In the event of a breach by the VIE or any of its Nominee Shareholders of contractual obligations under the above agreements, as the case may be, the WFOE, as pledgee, will have the right to auction or dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such auction or disposal.

Spousal Consent Letters

Pursuant to the Spousal Consent Letter, the spouse of each Nominee Shareholder (except for Mr. Xiaoyan Lu, Ms. Qi Gao, the shareholder of Radnova Intelligence who have no spouse yet), who is a natural person, unconditionally and irrevocably agreed that the equity interests in the VIE held by such Nominee Shareholder will be disposed of pursuant to the equity interest pledge agreement, the exclusive call option agreement, and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIE held by such Nominee Shareholder. In addition, in the event that any spouse obtains any equity interests in VIE held by such Nominee Shareholder for any reason, he or she agreed to be bound by the equity interest pledge agreement, the exclusive option agreement, and power of attorney.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d)Risks in Relations to the VIE Structure

The following tables set forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole before eliminations of intercompany balances and transactions with other entities of the Group:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	143,120	66,321
Restricted cash	322	—
Accounts receivable, net	19,386	18,988
Amounts due from the Group’s entities	149,180	219,312
Amounts due from related parties	2,000	3,510
Prepaid expense and other current assets	29,450	17,642
Total current assets	343,458	325,773

Non-current assets
Long-term investments	113,884	104,326
Property, equipment and software, net	4,942	4,294
Intangible assets, net	7,069	3,383
Operating lease right-of-use assets, net	25,559	21,535
Other non-current assets	16,092	18,968
Total non-current assets	167,546	152,506

Total assets	511,004	478,279

LIABILITIES
Current liabilities
Accounts payable	6,188	8,774
Amounts due to a related party	2,452	1,975
Short-term borrowings	163,000	139,500
Deferred revenue, current	125,428	96,760
Amounts due to the Group’s entities	—	19
Acquisition consideration payable, onshore	5,792	5,792
Other payable and accrued liabilities	17,451	32,829
Operating lease liabilities, current	8,920	9,926
Total current liabilities	329,231	295,575

Non-current liabilities
Loans from the Group’s entity	30,000	142,566
Operating lease liabilities, non-current	17,439	12,987
Long-term borrowings	125,500	8,000
Deferred revenue, non-current	57,710	49,530
Total non-current liabilities	230,649	213,083

Total liabilities	559,880	508,658

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d)Risks in Relations to the VIE Structure (continued)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	424,016	331,190	339,822
Cost of revenues	(136,865)	(97,076)	(83,361)
Net (loss)/income	(45,835)	(18,255)	16,211

Net cash used in operating activities	(4,070)	(54,515)	(60,925)
Net cash used in investing activities	(10,711)	(147,029)	(3,229)
Net cash generated from/(used in) financing activities	185,800	52,700	(12,967)
Net increase/(decrease) in cash, cash equivalents and restricted cash	171,019	(148,844)	(77,121)
Cash, cash equivalents and restricted cash at beginning of the year	121,267	292,286	143,442
Cash, cash equivalents and restricted cash at end of the year	292,286	143,442	66,321

Under the contractual arrangements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries. Relevant PRC laws and regulations restrict the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets, equivalent to the balance of its registered capital, additional paid-in capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets. The Company believes that no assets held in the consolidated VIEs and VIEs’ subsidiaries can be used only to settle obligations of the respective VIEs and VIEs’ subsidiaries, except for registered capital, additional paid-in capital and PRC statutory reserves. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, the creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to any assets of the WFOE or the Company for the debt settlement purpose. In the event that the shareholders of the VIEs breach the terms of the contractual arrangements and voluntarily liquidate the VIE, or the VIE declares bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, or are otherwise disposed of without our consent, the Company may be unable to conduct some or all of our and our subsidiaries business and the VIEs’ businesses operations or otherwise benefit from the assets held by the VIEs.

The Group believes that the Group’s relevant PRC subsidiaries’ contractual arrangements with the consolidated WFOEs, VIEs and VIEs’ subsidiaries and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements.

In addition, if the current structure of any of the contractual arrangements were found to be in violation of any existing PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or consolidate the VIEs and VIEs’ subsidiaries, which may result in deconsolidation of the VIEs and VIEs’ subsidiaries.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d)Risks in Relations to the VIE Structure (continued)

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remain unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that such entities will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating income or the income of these affiliated Chinese entities, revoking business licenses or the business licenses of these affiliated Chinese entities, requiring the Company and its affiliated Chinese entities to restructure their ownership structure or operations and requiring the Company or its affiliated Chinese entities to discontinue any portion or all of the Company’s value-added businesses. Any of these actions could cause significant disruption to the Company’s business operations and have a severe adverse impact on the Company’s cash flows, financial position and operating performance. If the imposing of these penalties causes the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.

(e)Liquidity

The Group incurred net losses of RMB 229,838, RMB 92,053 and RMB 158,932 for the years ended December 31, 2023, 2024 and 2025, respectively. Net cash used in operating activities was RMB 257,029, RMB 211,734 and RMB 145,866 for the years ended December 31, 2023, 2024 and 2025, respectively. Accumulated deficit was RMB 3,287,548 and RMB 3,446,480 as of December 31, 2024 and 2025, respectively.

The Group’s ability to continue as a going concern is dependent on management’s ability to obtain additional loan or equity financing and successfully executing its business plan. Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors and borrowings from banks to fund its operations and business development. In April 2026, the Group obtained an unsecured bank loan of RMB30,000 with a one-year term. The Group plans to obtain renewals of current bank loans when they become due or obtain new bank loans to ensure efficient operating cash flow. In addition, the Group implemented cost saving measures to reduce operating cash outflow and expect a decrease in cash outflow over the next twelve months to operate at the Group’s current level. Management has concluded that the above management’s plan is probable of being effectively implemented. With these and based on cash flows projection and existing balance of cash and cash equivalents, the Group believes the cash flows from operating and financing activities are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the consolidated financial statements are issued. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, there can be no assurances that funding sources will be available at terms acceptable to the Group, or at all.